--------------------------------------------------------------------------------
CALIFORNIA
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================





Dear Shareholder:


We are pleased to present the annual report of California Daily Tax Free Income Fund, Inc. for the year ended December 31, 2002.

The Fund had net assets of $236,534,934 and 496 active shareholders as of December 31, 2002.


We thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,




\s\Steven W. Duff




Steven W. Duff
President






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 2002

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity             Value                Standard
   Amount                                                                           Date    Yield     (Note 1)     Moody's  & Poor's
   ------                                                                           ----    -----      ------      -------  --------
Tax Exempt Commercial Paper (11.63%)
-----------------------------------------------------------------------------------------------------------------------------------
$3,000,000    Los Angeles County, CA Capital Assets (Corporation Lease Revenue Notes)
              LOC Bayerische Landesbank/Morgan Guaranty Trust Company/
              Westdeutche Landesbank                                              02/04/03  1.00%   $  3,000,000      P1       A1+
 5,000,000    Los Angeles County, CA MTA (2nd Sales Revenue Notes) - Series A
              LOC Bayerische Landesbank/Landesbank Baden Wurtemberg/
              Westdeutche Landesbank                                              01/09/03  1.20       5,000,000      P1       A1+
 5,000,000    Los Angeles County, CA MTA (2nd Sales Revenue Notes) - Series A
              LOC Bayerische Landesbank/Landesbank Baden Wurtemberg/
              Westdeutche Landesbank                                              01/16/03  1.25       5,000,000      P1       A1+
 3,500,000    Regents of The University of California - Series A                  01/15/03  1.00       3,500,000      P1       A1+
 3,000,000    Regents of The University of California - Series A                  02/05/03  1.15       3,000,000      P1       A1+
 5,000,000    Regents of The University of California - Series A                  02/12/03  1.00       5,000,000      P1       A1+
 3,000,000    Sacramento Municipal Utilities - Series I
              LOC Bayerische Landesbank/Morgan Guaranty Trust Company/
              Westdeutche Landesbank                                              01/16/03  1.00       3,000,000               A1+
----------                                                                                          ------------
27,500,000    Total Tax Exempt Commercial Paper                                                       27,500,000
----------                                                                                          ------------
Tax Exempt General Obligation Notes & Bonds (11.03%)
-----------------------------------------------------------------------------------------------------------------------------------
$4,000,000    California School Cash Reserve Program Authority
              Pool Bonds - Series 2002A                                           07/03/03  1.67%   $  4,026,232     MIG-1    SP-1+
 4,000,000    County of Kern, CA TRAN - Series 2003                               07/01/03  1.66       4,016,389              SP-1+
 3,000,000    County of Santa Cruz, CA TRAN - Series 2003                         07/01/03  1.67       3,019,453     MIG-1
 3,000,000    Indiana Bond Bank Advanced Funding Notes - Series 2002              01/22/03  1.65       3,001,020     MIG-1    SP-1+
 1,000,000    Los Angeles County, CA UFSD TRAN - Series A                         07/01/03  1.65       1,004,146     MIG-1    SP-1+
 2,000,000    Los Angeles County, CA UFSD TRAN - Series C                         07/01/03  1.66       2,015,511     MIG-1    SP-1+
 5,000,000    Metropolitan Government of Nashville & Davidson Counties, TN
              (Vanderbilt University) - Series 1985A                              01/15/03  2.45       4,998,496     MIG-1     A1+
 2,000,000    Puerto Rico PFC P-Floats PA 843
              Insured by FSA                                                      01/09/03  1.80       2,000,000               A1+
 2,000,000    Tulare County, CA Visalia UFSD TRAN - Series 2003                   07/02/03  1.67       2,013,044              SP-1+
----------                                                                                          ------------
26,000,000    Total Tax Exempt General Obligation Notes & Bonds                                       26,094,291
----------                                                                                          ------------






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity             Value                Standard
   Amount                                                                           Date    Yield     (Note 1)     Moody's  & Poor's
   ------                                                                           ----    -----      ------      -------  --------
Variable Rate Demand Instruments (b) (73.59%)
-----------------------------------------------------------------------------------------------------------------------------------
$4,700,000    California Association For Bay Area Government Nonprofit Corp.
              (Episcopal Homes Foundation Project)
              LOC Wells Fargo Bank, N.A.                                          02/01/25  1.50%   $  4,700,000               A1+
 2,215,000    California EDFA (Fricke-Parks Press Inc. Project)
              LOC US Bank, N.A.                                                   05/01/23  1.55       2,215,000               A1
 5,000,000    California HFA (Southern California Health)
              Insured by MBIA Insurance Corp.                                     10/01/22  1.49       5,000,000     VMIG-1    A1+
 6,395,000    California HFA RB P-Floats - PZ18
              Insured by AMBAC Indemnity Corp.                                    08/01/29  1.68       6,395,000               A1+
 1,570,000    California IBM Trust Pool - Series 7                                11/01/05  1.72       1,570,000               A1+
 2,300,000    California PCFA PCRB (Homestake Mining Company) - Series 84A
              LOC Bank of Nova Scotia                                             05/01/04  1.45       2,300,000      P1       A1+
 3,300,000    California PCFA PCRB (Homestake Mining Company) - Series 84B
              LOC Bank of Nova Scotia                                             05/01/04  1.45       3,300,000      P1       A1+
 3,000,000    California PCFA Solid Waste Disposal RB
              (Shell Oil Company - Martinez) - Series 1994A                       10/01/24  1.50       3,000,000     VMIG-1    A1+
 1,600,000    California State EDFA IDRB (Standard Abrasives Manufacturing Project)
              LOC Mellon Bank                                                     03/01/23  1.50       1,600,000               A1+
 1,100,000    California Statewide Communities Development
              (North California Retired Officers)
              LOC Bank of Scotland                                                06/01/26  1.55       1,100,000     VMIG-1
 2,000,000    California Statewide Communities Development (Karcher Properties)
              LOC Bayerische Hypovereinsbank, A.G.                                12/01/19  2.00       2,000,000     VMIG-1
 4,855,000    California Statewide Communities Development Authority RB
              (Japanese American Museum) - Series A
              LOC Allied Irish Bank                                               08/01/30  1.55       4,855,000               A1
 1,200,000    California Statewide Community Development Authority
              (Sutter Health Group)
              Insured by AMBAC Indemnity Corp.                                    07/01/15  1.55       1,200,000     VMIG-1    A1
 1,500,000    California Statewide Community Development Authority
              (Freemont-Rideout Health Group) - Series A
              Insured by AMBAC Indemnity Corp.                                    01/01/31  1.60       1,500,000               A1
 2,500,000    California Statewide Community Development PCRB (Chevron)           05/15/24  1.45       2,500,000      P1       A1+




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2002

================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
    Face                                                                           Maturity             Value               Standard
   Amount                                                                            Date    Yield     (Note 1)    Moody's  & Poor's
   ------                                                                            ----    -----      ------     -------  --------
Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$2,900,000    California Sweetwater Union High School District COPS
              Insured by FSA                                                       06/01/13  1.55%  $  2,900,000    VMIG-1     A1
 3,000,000    Camarillo, CA MHRB (Hacienda de Camarillo Project)
              Collateralized by Federal National Mortgage Association              10/15/26  1.55      3,000,000               A1+
 1,220,000    Carlsbad, CA MHRB (La Costa Apartments Project) - Series A
              Guaranteed by Federal Home Loan Mortgage Corporation                 06/01/11  1.65      1,220,000    VMIG-1
 1,400,000    Colton, CA Redevelopment Agency 1985 Issue - Series A
              Guaranteed by Federal Home Loan Bank                                 05/01/10  1.00      1,400,000               A1+
 2,910,000    Freemont, CA MHRB (Mission Well Project)
              LOC Bayerische Landesbank                                            09/01/14  1.60      2,910,000               A1+
 1,400,000    Golden Empire Schools Financial Authority (Kern High School District)
              LOC Bank of New York                                                 12/01/24  1.40      1,400,000               A1+
 1,000,000    Irvine Ranch Water District, CA - Series 1993A
              LOC Bank of America                                                  05/01/09  1.43      1,000,000    VMIG-1     A1+
 3,950,000    Irvine Ranch Water District, CA
              LOC Landesbank Hessen                                                10/01/10  1.55      3,950,000               A1+
 3,650,000    Irvine, CA Improvement Board Act 1915 Assessment District # 89-10
              LOC Bayerische Hypovereinsbank, A.G.                                 09/02/15  1.70      3,650,000    VMIG-1     A1+
 2,400,000    Irvine, CA Improvement Board Act 1915
              Assessment District # 00-18 - Series A
              LOC Bank of New York                                                 09/02/26  1.55      2,400,000    VMIG-1
 1,123,000    Irvine, CA Improvement Board Act Assessment District # 87-8
              LOC KBC Bank                                                         09/02/24  1.55      1,123,000    VMIG-1     A1
 1,500,000    Irvine, CA Improvement Bond Act 1915 Assessment # 97-17
              LOC Bayerische Hypovereinsbank, A.G.                                 09/02/23  1.70      1,500,000    VMIG-1     A1+
 1,390,000    Irvine, CA Public Facility (Infrastructure Authority Lease Capital)
              LOC Bayerische Hypovereinsbank, A.G.                                 11/01/10  1.90      1,390,000    VMIG-1     A1+
 3,000,000    Irvine, CA Ranch Water District
              LOC Toronto Dominion Bank                                            06/01/15  1.43      3,000,000    VMIG-1     A1+
 3,800,000    Los Angeles, CA
              (Department of Water and Power System) - Series 2001A                07/01/34  1.45      3,800,000    VMIG-1     A1+
 5,000,000    Los Angeles, CA
              (Department of Water and Power System) - Subseries A-6               07/01/35  1.50      5,000,000    VMIG-1     A1+




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity             Value                Standard
   Amount                                                                           Date    Yield     (Note 1)     Moody's  & Poor's
   ------                                                                           ----    -----      ------      -------  --------
Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$1,500,000    Los Angeles, CA Housing Authority MHRB
              (Malibu Meadows Project) - Series 1998B
              Collateralized by Federal National Mortgage Association             04/15/28   1.50%  $  1,500,000               A1+
 2,500,000    Los Angeles, CA IDA (P&C Poultry Distributors) (c)
              LOC Comerica Bank                                                   06/01/23   1.70     2,500,000
 1,050,000    Los Angeles, CA IDRB
              (Cereal Food Processors, Inc. Project) - Series 1995
              LOC Commerce Bank                                                   12/01/05   1.60      1,050,000               A1
 1,450,000    Los Angeles, CA MHRB
              Guaranteed by Federal Home Loan Bank                                12/01/10   1.20      1,450,000               A1+
 2,465,000    Los Angeles, CA MHRB ( Tri-City Project)
              LOC Citibank, N.A.                                                  11/01/31   1.55      2,465,000               A1+
 1,500,000    Los Angeles, CA MTA - Series SG-55
              Insured by MBIA Insurance Corp.                                     07/01/18   1.51      1,500,000               A1+
 3,000,000    Los Angeles, CA (Sand Canyon Project)
              LOC Citibank, N.A.                                                  11/01/06   1.05      3,000,000               A1+
 1,000,000    Metropolitan Water District of Southern California
              Waterworks RB - Series B                                            07/01/35   1.55      1,000,000    VMIG-1     A1+
 5,000,000    Northern California Power Agency RB
              (Hydroelectric Project #1) - Series B
              Insured by MBIA Insurance Corp.                                     07/01/23   1.50      5,000,000               A1+
 4,000,000    Orange County, CA Apartment Development RB Issue G 1998 - Series 2
              Collateralized by Federal National Mortgage Association             11/15/28   1.50      4,000,000               A1+
 5,000,000    Orange County, CA Apartment Development RB
              (Vintage Woods) - Issue H
              Collateralized by Federal National Mortgage Association             11/15/28   1.50      5,000,000               A1+
 3,700,000    Orange County, CA Sanitation District COPS - Series 1-3, 5-7, & 11
              Insured by AMBAC Indemnity Corp.                                    08/01/13   1.50      3,700,000    VMIG-1     A1+
   545,000    Orange County, CA Sanitation District COPS                          08/01/29   1.55        545,000    VMIG-1     A1+
   700,000    Puerto Rico Commonwealth Infrastructure Financing Authority         10/01/34   1.55        700,000               A1+
14,400,000    Rancho, CA Water District Finance Authority - Series B
              Insured by FGIC                                                     08/01/31   1.50     14,400,000    VMIG-1




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2002

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
     Face                                                                         Maturity             Value                Standard
    Amount                                                                          Date    Yield     (Note 1)     Moody's  & Poor's
    ------                                                                          ----    -----      ------      -------  --------
Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $5,870,000    Sacramento County, CA Sanitation District Finance Authority
               (Sacramento Regional) - Series C
               LOC Credit Agricole                                                12/01/30  1.50%    $ 5,870,000   VMIG-1      A1+
  6,000,000    Sacramento, CA MHRB (Smoketree Apartments) - Series 1990A
               Collateralized by Federal National Mortgage  Association           04/15/10  1.50       6,000,000               A1+
  3,000,000    San Diego, CA (San Diego Museum of Art)
               LOC Allied Irish Bank                                              09/01/30  1.55       3,000,000   VMIG-1
  2,000,000    San Diego, CA MHRB (University Town Center Apartment)
               LOC Bank of America                                                10/01/15  1.50       2,000,000   VMIG-1
  5,000,000    San Francisco, CA (Filmore Center A-1)
               LOC Credit Suisse First Boston                                     12/01/17  1.54       5,000,000               A1+
  1,675,000    Santa Clara, CA MHRB (Grove Garden Apartments) - Series 1997A
               Collateralized by Federal National Mortgage Association            02/15/27  1.45       1,675,000               A1+
  6,942,000    Southeast California Resource Recovery Facility Authority
               Lease Revenue Refunding Bonds - Series 1995A
               LOC J.P. Morgan Chase / State Street Bank and Trust Company        12/01/18  1.50       6,942,000   VMIG-1      A1+
  2,000,000    Southern California Public Power Authority
               (Southern Transmission Project) - Series 2000A
               Insured by FSA                                                     07/01/23  1.50       2,000,000   VMIG-1      A1+
  3,000,000    Southern California Public Power Authority
               (Southern Transmission Project) - Series A
               Insured by FSA                                                     07/01/21  1.50       3,000,000   VMIG-1      A1+
  3,000,000    State of California GO RB
               Insured by FGIC                                                    09/01/21  1.52       3,000,000               A1+
  1,800,000    Vallejo, CA Housing Authority MHRB - Series C
               LOC Dresdner Bank                                                  01/01/08  1.50       1,800,000   VMIG-1
  1,900,000    West Basin Municipal Water District COPS
               (Recycled Water Project- Phase III)
               LOC Bayerische Hypovereinsbank, A.G.                               08/01/29  1.60       1,900,000   VMIG-1      A1+
  1,200,000    Western Riverside County, CA Regional Wastewater Authority RB
               (Wastewater Treatment)
               LOC National Westminister Bank PLC                                 04/01/28  1.55       1,200,000   VMIG-1      A1+
-----------                                                                                         ------------
174,075,000    Total Variable Rate Demand Instruments                                                174,075,000
-----------                                                                                         ------------



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity             Value                Standard
   Amount                                                                           Date    Yield     (Note 1)     Moody's  & Poor's
   ------                                                                           ----    -----      ------      -------  --------
Variable Rate Demand Instruments - Private Placements (b) (2.61%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,070,000    City of Chico, CA IDRB (Gene E. Lynn Nursing Home Project)
               LOC Bank of America                                                12/01/15  2.74%   $  3,070,000    P1         A1+
  2,040,000    Redevelopment Agency of The City of Morgan Hill
               (Kent Trust Project) - Series 1984B
               LOC Comerica Bank                                                  12/01/14  2.13       2,040,000    P1         A1
  1,070,000    Redevelopment Agency of The City of Morgan Hill
               (Nob Hill Venture Investments) - Series 1984
               LOC Wells Fargo Bank, N.A.                                         12/01/09  2.13       1,070,000    P1         A1+
 ----------                                                                                         ------------
  6,180,000    Total Variable Rate Demand Instruments - Private Placements                             6,180,000
-----------                                                                                         ------------
               Total Investments (98.86%) (Cost $233,849,291+)                                       233,849,291
               Cash and Other Assets, Net of Liabilities (1.14%)                                       2,685,643
                                                                                                    ------------
               Net Assets (100.00%)                                                                 $236,534,934
                                                                                                    ============
               Net Asset Value, offering and redemption price per share:
               Class A shares,   162,231,280 Shares Outstanding (Note 3)                            $       1.00
                                                                                                    ============
               Class B shares,    24,823,823 Shares Outstanding (Note 3)                            $       1.00
                                                                                                    ============
               CIBC shares,       49,913,329 Shares Outstanding (Note 3)                            $       1.00
                                                                                                    ============

               +     Aggregate cost for federal income tax purposes is identical.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2002

================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.


KEY:
    COPS     =  Certificates of Participation                 MHRB     =  Multi-Family Housing Revenue Bond
    EDFA     =  Economic Development Finance Authority        MTA      =  Metropolitan Transit Authority
    FGIC     =  Financial Guaranteed Insurance Company        PFC      =  Public Finance Corporation
    FSA      =  Financial Securities Assurance                PCFA     =  Pollution Control Finance Authority
    GO       =  General Obligation                            PCRB     =  Pollution Control Revenue Bond
    HFA      =  Housing Finance Authority                     RB       =  Revenue Bond
    IDA      =  Industrial Development Authority              TRAN     =  Tax and Revenue Anticipation Note
    IDRB     =  Industrial Development Revenue Bond           UFSD     =  Unified School District
    LOC      =  Letter of Credit











--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
================================================================================



INVESTMENT INCOME

Income:
 Interest.......................................................................      $         2,947,036
                                                                                       ------------------
Expenses: (Note 2)
 Investment management fee......................................................                  621,580
 Administration fee.............................................................                  435,106
 Distribution fee (CIBC shares).................................................                   24,885
 Shareholder servicing fee (Class A)............................................                  354,556
 Shareholder servicing fee (CIBC shares)........................................                   13,825
 Custodian expenses.............................................................                   40,890
 Shareholder servicing and related shareholder expenses+........................                  179,903
 Legal, compliance and filing fees..............................................                  164,196
 Audit and accounting...........................................................                  187,036
 Directors' fees................................................................                   10,332
 Other..........................................................................                    9,696
                                                                                       ------------------
   Total expenses...............................................................                2,042,005
   Less: Expenses paid indirectly (Note 2)......................................      (             5,809)
         Fees waived (Note 2)...................................................      (           309,729)
                                                                                       ------------------
   Net expenses.................................................................                1,726,467
                                                                                       ------------------
Net investment income...........................................................                1,220,569

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................                    6,254
                                                                                       ------------------
Increase in net assets from operations..........................................      $         1,226,823
                                                                                       ==================


+ Include class specific transfer agency expenses of $115,231 and $10,482 for Class A and Class B shares, respectively.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                             2002                         2001
                                                                       ---------------             ----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income...........................................   $      1,220,569            $       6,142,085
   Net realized gain (loss) on investments.........................              6,254                      348,799
                                                                       ---------------             ----------------

Increase in net assets from operations.............................          1,226,823                    6,490,884



Dividends to shareholders from net investment income:
   Class A.........................................................   (        975,614)*          (       2,908,499)*
   Class B.........................................................   (        186,598)*          (       3,148,484)*
   CIBC shares.....................................................   (         19,857)*                    -0-
Capital share transactions (Note 3):
   Class A.........................................................   (     23,175,911)           (      13,439,617)
   Class B.........................................................          5,048,645)           (     355,740,024)
   CIBC shares.....................................................         49,913,329                      -0-
                                                                       ---------------             ----------------
   Total increase (decrease).......................................         31,830,817            (     368,745,740)
Net assets:
   Beginning of year...............................................        204,704,117                  573,449,857
                                                                       ---------------             ----------------
   End of year                                                        $    236,534,934            $     204,704,117
                                                                       ===============             ================
   Undistributed net investment income.............................   $        123,602            $          85,102
                                                                       ===============             ================

* Designated as exempt-interest dividends for federal income tax purposes.








--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================


1. Summary of Accounting Policies.

California Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market Fund. The Fund has three classes of stock authorized, Class A , Class B and CIBC World Markets California Tax Exempt Fund ("CIBC shares"). The Class A and CIBC shares are subject to a service fee pursuant to the Distribution and Service Plan. The CIBC shares are also subject to an additional shareholder servicing fee pursuant to a Shareholder Servicing Agreement. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A, Class B and CIBC shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on October 9, 1996. CIBC shares commenced on November 22, 2002. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (Manager) at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to Class A and CIBC shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the average daily net assets with respect to the Class A shares and a service fee of .25% with respect to the CIBC shares. In addition, the Distributor receives .45% per annum in distribution fees of the CIBC share's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan with respect only to Class A shares.

For the year ended December 31, 2002, the Manager voluntarily waived investment management and administration fees of $40,000 and $245,674, respectively. During the same period, the Distributor voluntarily waived shareholder servicing and distribution fees of $13,825 and $10,230, respectively for the CIBC shares.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $100,835 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund. Included under the same caption are expense offsets of $5,809.

3. Capital Stock.

At December 31, 2002, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $236,968,432. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                      Year                                 Year
Class A                                              Ended                                Ended
-------                                         December 31, 2002                    December 31, 2001
                                                -----------------                    -----------------
Sold...................................             509,624,602                          604,361,208
Issued on reinvestment of dividends....                 850,333                            2,846,963
Redeemed...............................           ( 533,650,846)                      (  620,647,788)
                                                   ------------                        -------------
Net (decrease).........................           (  23,175,911)                      (   13,439,617)
                                                   ============                        =============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

3. Capital Stock (Continued).

                                                      Year                                 Year
Class B                                              Ended                                Ended
-------                                         December 31, 2002                    December 31, 2001
                                                -----------------                    -----------------
Sold...................................             240,483,994                          731,679,672
Issued on reinvestment of dividends....                 185,527                            2,947,156
Redeemed...............................           ( 235,620,876)                      (1,090,366,852)
                                                   ------------                        -------------
Net (decrease).........................               5,048,645                       (  355,740,024)
                                                   ============                        =============

                                                November 22, 2002
CIBC shares                               (Commencement of Offering) to
                                                December 31, 2002
                                                -----------------
Sold...................................              78,886,414
Issued on reinvestment of dividends....                  25,714
Redeemed...............................           (  28,998,799)
                                                   ------------
Net increase (decrease)................              49,913,329
                                                   ============


4. Tax Information.

At December 31, 2002, the Fund had for federal income tax purposes, capital losses of $554,884, which may be carried forward to offset future capital gains. Such losses expire December 31, 2009. In addition, the Fund had $2,216 of capital losses realized after October 31, 2002, which were deferred for federal income tax purposes to the first day of the fllowing year.

At December 31, 2002, the components of undistributed tax exempt income for income tax purposes amounted to $123,602.


5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 77% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with letters of credit from one financial institution.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY RAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6. Financial Highlights.

                                                                Year Ended December 31,
                                                  ----------------------------------------------------
Class A
-------                                            2002       2001       2000       1999        1998
                                                  ------     ------     -------    -------     ------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..........     $ 1.00     $ 1.00      $ 1.00    $ 1.00      $ 1.00
                                                 -------    -------     -------   -------     -------
Income from investment operations:
  Net investment income.....................       0.005      0.016       0.027     0.022       0.025
Less distributions:
  Dividends from net investment income......     ( 0.005)   ( 0.016)    ( 0.027)  ( 0.022)    ( 0.025)
                                                  ------     ------      ------    ------      ------
Net asset value, end of year................     $ 1.00     $ 1.00      $ 1.00    $ 1.00      $ 1.00
                                                 =======    =======     =======   =======      ======
Total Return................................       0.55%      1.57%       2.75%     2.25%       2.48%
Ratios/Supplemental Data
Net assets, end of year (000)...............     $161,935   $184,975    $198,530  $233,890    $209,916
Ratios to average net assets:
  Expenses, net of fees waived (a)..........       0.86%      0.79%       0.85%     0.86%       0.88%
  Net investment income.....................       0.57%      1.60%       2.67%     2.23%       2.43%
  Management and administration fees waived.       0.14%      0.04%       0.00%     0.00%       0.01%
  Expenses paid indirectly..................       0.00%      0.00%       0.00%     0.00%       0.00%

(a)Includes expenses paid indirectly









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights (Continued).

                                                                Year Ended December 31,
                                                  ----------------------------------------------------
Class B
-------                                            2002       2001       2000       1999        1998
                                                 -------    -------     -------   -------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...........    $ 1.00     $ 1.00      $ 1.00    $  1.00     $  1.00
                                                 -------    -------     -------   --------    --------
Income from investment operations:
  Net investment income......................      0.008      0.018       0.030      0.025       0.027
Less distributions:
  Dividends from net investment income.......    ( 0.008)   ( 0.018)    ( 0.030)  (  0.025)   (  0.027)
                                                 -------    -------     -------   --------    --------
Net asset value, end of year.................    $ 1.00     $ 1.00      $ 1.00    $  1.00     $  1.00
                                                 =======    =======     =======   ========    ========
Total Return.................................      0.77%      1.79%       2.99%      2.49%       2.76%
Ratios/Supplemental Data
Net assets, end of year (000)................    $ 24,778   $ 19,729    $374,920  $206,604    $ 30,190
Ratios to average net assets:
  Expenses, net of fees waived (a)...........      0.64%      0.58%       0.62%      0.62%       0.60%
  Net investment income......................      0.78%      1.92%       2.97%      2.61%       2.72%
  Management and administration fees waived..      0.14%      0.04%       0.00%      0.00%       0.01%
  Expenses paid indirectly...................      0.00%      0.00%       0.00%      0.00%       0.00%

(a)Includes expenses paid indirectly










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY RAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================
6. Financial Highlights (Continued).

                                                   November 22, 2002
                                             (Commencement of Offering) to
Class CIBC                                         December 31, 2002
----------                                         -----------------

Per Share Operating Performance:
 (for a share outstanding throughout the period)
Net asset value, beginning of period....              $  1.00
                                                      --------
Income from investment operations:
    Net investment income...............                 0.000
Less distributions:
    Dividends from net investment income                (0.000)
                                                         -----
Net asset value, end of period..........              $  1.00
                                                      ========
Total Return............................                 0.04%(a)
Ratios/Supplemental Data
Net assets, end of period (000).........               $49,822
Ratios to average net assets:
  Expenses, net of fees waived(b).......                 0.84%(c)
  Net investment income.................                 0.50%(c)
  Management and administration fees waived              0.14%(c)
  Shareholder servicing and distribution fees waived     0.44%(c)
  Expenses paid indirectly..............                 0.00%(c)




(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

To The Board of  Directors  and  Shareholders
California  Daily Tax Free Income Fund, Inc.


In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of California Daily Tax Free Income Fund, Inc. (the "Fund") at December 31, 2002 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the year ended December 31, 1998 were audited by other independent accountants whose report dated January 29, 1999 expressed an unqualified opinion on those statements.







PricewaterhouseCoopers LLP
New York, New York
February 7, 2003












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

                                          Directors and Officers Information
                                                 December 31, 2002+

-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
                                                                                       Number of Portfolios       Other
                            Position(s)   Term of Office   Principal Occupation(s)        in Fund Complex     Directorships
     Name, Address1,         Held with    and Length of          During Past           Overseen by Director      held by
         and Age               Fund        Time Served             5 Years                  or Officer          Director
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
Disinterested Directors:
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
 Dr. W. Giles Mellon,       Director            1987       Professor Emeritus of       Director/Trustee of         N/A
 Age 71                                                    Business Administration     ten other portfolios
                                                           in the Graduate School of
                                                           Management, Rutgers
                                                           University, with which he
                                                           has been associated since
                                                           1966.
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
 Robert Straniere, Esq.,    Director            1987       Owner, Straniere Law Firm   Director/Trustee of   WPG Funds Group
 Age 61                                                    since 1980 and counsel at   ten other portfolios
                                                           Fisher, Fisher & Berger
                                                           since 1995.
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
 Dr. Yung Wong,             Director            1987       Managing Director of        Director/Trustee of         N/A
 Age 64                                                    Abacus Associates, an       ten other portfolios
                                                           investment firm, since
                                                           1996.
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------


+ The Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of California Daily Tax Free Income Fund, Inc. (the "Fund") is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                              Directors and Officers Information
                                                 December 31, 2002+ (continued)

-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
                                                                                       Number of Portfolios      Other
                            Position(s)    Term of Office   Principal Occupation(s)        in Fund Complex    Directorships
     Name, Address1,         Held with     and Length of          During Past           Overseen by Director     held by
         and Age               Fund         Time Served             5 Years                  or Officer         Director
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
Interested Directors/Officers:
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
Steven W. Duff,             President and       1994       Manager and President of    Director/Trustee            N/A
Age 49                      Director2                      Reich & Tang Asset          and/or Officer of
                                                           Management, LLC ("RTAM,     fifteen other
                                                           LLC"), a registered         portfolios
                                                           Investment Advisor.
                                                           Associated with RTAM, LLC
                                                           since 1994.
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
Richard De Sanctis,         Treasurer and       1992       Executive Vice President,   Officer of fifteen          N/A
Age 46                      Assistant                      CFO and Treasurer of        other portfolios
                            Secretary                      RTAM, LLC.  Associated
                                                           with RTAM, LLC Since 1990.
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
Molly Flewharty,            Vice President      1987       Senior Vice President of    Officer of fifteen          N/A
Age 51                                                     RTAM, LLC. Associated       other portfolios
                                                           with RTAM, LLC since 1977.
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
Rosanne Holtzer,            Secretary and       1998       Senior Vice President of    Officer of fifteen          N/A
Age 38                      Assistant                      RTAM, LLC.  Associated      other portfolios
                            Treasurer                      with RTAM, LLC since 1986.

-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
Lesley M. Jones,            Vice President      1987       Senior Vice President of    Officer of nine other       N/A
Age 54                                                     RTAM, LLC. Associated       portfolios
                                                           with RTAM, LLC since 1973.
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------
Dana E. Messina,            Vice President      1989       Executive Vice President    Officer of twelve           N/A
Age 46                                                     of RTAM, LLC.  Associated   other portfolios
                                                           with RTAM, LLC since 1980.
-------------------------- -------------- --------------- --------------------------- ---------------------- ---------------

+ The Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of California Daily Tax Free Income Fund, Inc. (the "Fund") is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------











CALIFORNIA
DAILY
TAX FREE
INCOME
FUND, INC.













                         Annual Report
                       December 31, 2002








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------










------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

California Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286


Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020



CA12/02A